Accounting principles, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings [Member] | Minimum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	10 years
Buildings [Member] | Maximum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	60 years
IT Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	3 years
IT Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	20 years
Office Fixtures [Member] | Minimum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	5 years
Office Fixtures [Member] | Maximum [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	10 years